Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of Presentation
Basis of Presentation

The company's consolidated financial statements for the year ended December 31, 2019 are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments, investment property and fair value through profit and loss (“FVTPL”) financial assets and liabilities that have been measured at fair value, and non-current assets and disposal groups held for sale that have been measured at the lower of carrying value and fair value less costs to sell.

The consolidated balance sheets of the company are presented on a non-classified basis. Assets expected to be realized and liabilities expected to be settled within the company's normal operating cycle of one year are considered current, including the following balances: cash, short term investments, insurance contract receivables, assets held for sale, deferred premium acquisition costs, short sale and derivative obligations, liabilities associated with assets held for sale and insurance contract payables. The following balances are considered non-current: deferred income taxes and goodwill and intangible assets. All other balances are comprised of current and non-current amounts.

The holding company has significant liquid resources that are generally not restricted by insurance regulators. The subsidiary insurance and reinsurance companies are often subject to a wide variety of insurance and other laws and regulations that vary by jurisdiction and are intended to protect policyholders rather than investors. These laws and regulations may limit the ability of the insurance and reinsurance companies to pay dividends or make distributions to parent companies. The company's consolidated balance sheet and consolidated statement of cash flows therefore make a distinction in classification between the holding company and the insurance and reinsurance companies for cash and investments to provide additional insight into the company's liquidity, financial leverage and capital structure.

These consolidated financial statements were approved for issue by the company’s Board of Directors on March 6, 2020.

Consolidation
Consolidation
Subsidiaries - The company's consolidated financial statements include the assets, liabilities, equity, income, expenses and cash flows of the holding company and its subsidiaries. A subsidiary is an entity that the company controls. The company controls an entity when it has power over the entity, is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Assessment of control is based on the substance of the relationship between the company and the entity and includes consideration of both existing voting rights and, if applicable, potential voting rights that are currently exercisable or convertible. The operating results of subsidiaries acquired are included in the consolidated financial statements from the date control is acquired, which is typically the acquisition date. The operating results of subsidiaries that are divested during the year are included up to the date control ceased and any difference between the fair value of the consideration received and the carrying value of a divested subsidiary is recognized in the consolidated statement of earnings.
The consolidated financial statements were prepared as of December 31, 2019 and 2018 based on individual holding companies' and subsidiaries' financial statements at those dates. Accounting policies of subsidiaries have been aligned with those of the company where necessary. The company's significant operating subsidiaries are identified in note 29.
Non-controlling interests - Subsequent to initial recognition in a business combination, the carrying value of non-controlling interests is adjusted for the non-controlling interest's share of changes in the subsidiary's net earnings and capital. Effects of transactions with non-controlling interests are recorded in equity if there is no change in control.

Business combinations
Business combinations
Business combinations are accounted for using the acquisition method of accounting whereby the consideration transferred is measured at fair value at the date of acquisition. This consideration may include cash paid and the fair value at the date of exchange of assets given, liabilities assumed and equity instruments issued by the company or its subsidiaries. Directly attributable acquisition-related costs are recorded in operating expenses as incurred. At the date of acquisition, the company recognizes the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquired business. The identifiable assets acquired and liabilities assumed are initially recognized at fair value. For each business combination the company determines whether to initially record non-controlling interest at fair value or as the proportionate share of the identifiable net assets of the acquired subsidiary. If the consideration transferred is less than the fair value of identifiable net assets acquired, the excess is recognized in the consolidated statement of earnings.
An existing equity interest in an acquired subsidiary is remeasured to fair value at the date of the business combination with any gain or loss recognized in net gains (losses) on investments in the consolidated statement of earnings.

Goodwill and intangible assets
Goodwill and intangible assets
Goodwill - Goodwill is recorded as the excess of consideration transferred over the fair value of the identifiable net assets acquired in a business combination, less accumulated impairment charges, and is allocated to the cash-generating units expected to benefit from the acquisition for the purpose of impairment testing. Goodwill is assessed annually for impairment or more frequently if there are indicators of impairment by comparing the carrying value of a cash-generating unit inclusive of its allocated goodwill to its recoverable amount, with any goodwill impairment measured as the excess of the carrying amount over the recoverable amount. An impairment loss is recorded in operating expenses or other expenses in the consolidated statement of earnings. Goodwill is derecognized on disposal of a cash-generating unit to which goodwill was previously allocated.
Intangible assets - Intangible assets are comprised primarily of customer and broker relationships, brand names, Lloyd's participation rights, computer software (including enterprise systems) and other acquired identifiable non-monetary assets without physical form.
Intangible assets are initially recognized at cost, or at fair value when acquired through a business combination. Intangible assets with a finite life are subsequently measured at cost less accumulated amortization and impairment, where amortization is calculated using the straight-line method over the estimated useful life, and carrying value is re-assessed when there are indicators of impairment. Indefinite-lived intangible assets are not subject to amortization and are assessed annually for impairment or more frequently if there are indicators of impairment. When the carrying value of an intangible asset exceeds its recoverable amount, an impairment loss is recorded in operating expenses or other expenses in the consolidated statement of earnings.
The estimated useful lives of the company's intangible assets are as follows:

Customer and broker relationships	8 to 20 years
Brand names and Lloyd's participation rights	Indefinite
Computer software	3 to 15 years

Brand names and Lloyd's participation rights are considered to be indefinite-lived based on their strength, history and expected future use.

Investment in associates
Investments in associates
Investments in associates are accounted for using the equity method and are comprised of investments in corporations, limited partnerships and trusts where the company has the ability to exercise significant influence but not control. An investment in associate is initially recognized at cost and adjusted thereafter for the post-acquisition change in the company's share of net assets of the associate. The company's share of profit (loss) and share of other comprehensive income (loss) of associates are reported in the corresponding lines in the consolidated statement of earnings and consolidated statement of comprehensive income, respectively. An existing equity interest in an acquired associate is remeasured to fair value at the date significant influence is obtained and included in the carrying value of the associate.
The fair value of associates is estimated at each reporting date using valuation techniques consistent with those applied to the company's other investments in equity instruments. See "Determination of fair value" under the heading of "Investments" in this note for further details. If there is objective evidence that the carrying value of an associate is impaired, it is written down to its recoverable amount, being the higher of the associate's fair value and value-in-use. The unrealized impairment loss is recognized in share of profit (loss) of associates in the consolidated statement of earnings. An impairment loss is reversed in future periods if the circumstances that led to the impairment no longer exist. The reversal is limited to restoring the carrying value to what it would have been had no impairment loss been recognized in prior periods.
Upon loss of significant influence, any retained equity interest classified as a financial asset is remeasured to fair value and all amounts previously recognized in other comprehensive income are reclassified to the consolidated statement of earnings. Gains and losses on loss of significant influence or disposition of an associate are recognized in net gains (losses) on investments in the consolidated statement of earnings.

Investments in joint ventures
Investments in joint ventures
Investments in joint ventures are accounted for using the equity method (as described in the preceding paragraphs) and are comprised of investments in corporations and limited partnerships where the company has joint control together with one or more third parties by contractual agreement. Joint control requires the unanimous consent of all parties sharing control to make decisions regarding the joint venture's relevant activities. When a subsidiary constituting a business is contributed to a joint venture, any gain or loss on derecognition of the subsidiary, including recycling of applicable amounts in accumulated other comprehensive income and remeasurement to fair value of any retained interest in the subsidiary, is recognized in the consolidated statement of earnings. Investments in joint ventures and all related activity are presented with investments in associates in these consolidated financial statements.

Consolidated statement of cash flows
Consolidated statement of cash flows
The company's consolidated statement of cash flows is prepared in accordance with the indirect method, classifying cash flows by operating, investing and financing activities.
Cash and cash equivalents - Cash and cash equivalents consist of holding company, subsidiary and Fairfax India and Fairfax Africa cash on hand, demand deposits with banks and other short term highly liquid investments with maturities of three months or less when purchased, and exclude cash and short term highly liquid investments that are restricted.

Investments
Investments
Investments include cash and cash equivalents, short term investments, bonds, equity instruments, investments in associates, derivatives, short sales and other invested assets (primarily investment property). Management determines the appropriate classifications of investments at their acquisition date.
Classification - Short term investments, bonds, preferred stocks, common stocks, short sales and derivatives are classified at FVTPL. The company manages these investments on a fair value basis, using fair value information to assess investment performance and to make investment decisions. The company has not elected to irrevocably designate any of its common stocks or preferred stocks at fair value through other comprehensive income. The company classifies its short term investments and bonds based on both the company’s business model for managing those financial assets and their contractual cash flow characteristics. While the contractual cash flows of certain of the company’s short term investments and bonds are solely principal and interest, those investments are neither held for the purpose of collecting contractual cash flows nor held both for collecting contractual cash flows and for sale. The collection of contractual cash flows is incidental to the company’s business model of maximizing total investment return on a fair value basis.
Recognition and measurement - The company recognizes purchases and sales of investments on the trade date, the date on which the company commits to purchase or sell the investment. Transactions pending settlement are reflected on the consolidated balance sheet in other assets or in accounts payable and accrued liabilities. Investments classified at FVTPL are initially recognized at fair value with transaction costs recorded as investment expenses (a component of interest and dividends) in the consolidated statement of earnings.
Subsequent to initial recognition, investments classified at FVTPL are measured at fair value with changes in fair value reported in the consolidated statement of earnings as income, comprised of interest and dividends and net gains (losses) on investments. Interest and dividends represent interest income on short term investments and bonds calculated using the effective interest method, and dividends received on holdings of common stocks and preferred stocks, net of investment expenses. All other changes in fair value are reported in net gains (losses) on investments in the consolidated statement of earnings. For short term investments and bonds, the sum of their interest income and net gains (losses) on investments is equal to their total change in fair value for the reporting period.
For investments classified at FVTPL, the company further disaggregates net gains (losses) on investments into realized and unrealized components in note 5. Where a financial instrument continues to be held by the company at the end of a reporting period, changes in the fair value of that instrument during the reporting period, excluding those changes reported as interest and dividends, are presented in net change in unrealized gains (losses). On disposition or as a result of a change in accounting for that financial instrument, its inception-to-date net gain (loss), excluding those changes previously reported as interest and dividends, is presented as net realized gains (losses). The cumulative unrealized net gain (loss) recognized in prior periods on that financial instrument is then reversed in net change in unrealized gains (losses). The sum of the inception-to-date gain (loss) and the cumulative reversal of prior period unrealized gains (losses) equals that financial instrument’s net gain (loss) on investment for the current reporting period as presented in the consolidated statement of earnings.
Interest and dividends and net gains (losses) on investments are reported as operating activities in the consolidated statement of cash flows.
Derecognition - An investment is derecognized when the rights to receive cash flows from the investment have expired or have been transferred and when the company has transferred substantially the risks and rewards of ownership.
Short term investments - Highly liquid debt instruments with maturity dates between three months and twelve months when purchased are classified as short term investments.
Bonds - Debt instruments with maturity dates greater than twelve months when purchased, or illiquid debt instruments with maturity dates of less than twelve months when purchased, are classified as bonds.
Derivatives - Derivatives may include interest rate, credit default, currency and total return swaps, futures, forwards, warrants and consumer price index linked ("CPI-linked") and option contracts, all of which derive their value primarily from changes in underlying interest rates, foreign exchange rates, credit ratings, commodity values, inflation indexes or equity instruments. A derivative contract may be traded on an exchange or over-the-counter (“OTC”). Exchange-traded derivatives are standardized and include futures and certain warrants and option contracts. OTC derivative contracts are individually negotiated between contracting parties and may include the company's forwards, CPI-linked derivatives and total return swaps.
The company uses derivatives principally to mitigate financial risks arising from its investment holdings and reinsurance recoverables, and monitors its derivatives for effectiveness in achieving their risk management objectives.
The fair value of derivatives in a gain position are presented on the consolidated balance sheet in holding company cash and investments, and in portfolio investments as derivatives and other invested assets and as a component of Fairfax Africa's portfolio investments. The fair value of derivatives in a loss position and short sales are presented on the consolidated balance sheet in short sale and derivative obligations. The initial premium paid for a derivative contract, if any, is recorded as a derivative asset and subsequently adjusted for changes in the fair value of the contract at each reporting date. Changes in the fair value of derivatives and short sales are recorded as net gains (losses) on investments in the consolidated statement of earnings.
Cash received from counterparties as collateral for derivative contracts is recognized on the consolidated balance sheet in holding company cash and investments or subsidiary cash and short term investments, and a corresponding liability is recognized in accounts payable and accrued liabilities. Securities received from counterparties as collateral are not recorded as assets.
Cash and securities delivered to counterparties as collateral for derivative contracts continue to be reflected as assets on the consolidated balance sheet in holding company cash and investments or in portfolio investments as assets pledged for short sale and derivative obligations. The portion of the collateral related to changes in fair value of derivative contracts may be repledged by the counterparties holding the collateral.
Short sales - Short sales represent obligations to deliver securities which were not owned at the time of sale and are classified as financial liabilities at FVTPL. Such transactions are typically undertaken in anticipation of a decline in the market value of a security or for risk management purposes.
Determination of fair value - Fair values for substantially all of the company's financial instruments are measured using market or income approaches. Considerable judgment may be required in interpreting market data used to develop estimates of fair value. Accordingly, actual values realized in future market transactions may differ from the estimates presented in these consolidated financial statements. The use of different market assumptions and/or valuation methodologies may have a material effect on the estimated fair values. The fair values of financial instruments are based on bid prices for financial assets and ask prices for financial liabilities. The company categorizes its fair value measurements using a three-level fair value hierarchy in accordance with IFRS as described below:
Level 1 - Inputs represent unadjusted quoted prices for identical instruments exchanged in active markets. The fair values of the majority of the company's common stocks, equity call options, certain warrants and securities sold short are based on published quotes in active markets.
Level 2 - Inputs include directly or indirectly observable inputs (other than Level 1 inputs) such as quoted prices for similar financial instruments exchanged in active markets, quoted prices for identical or similar financial instruments exchanged in inactive markets and other market observable inputs. The fair value of the vast majority of the company's investments in bonds are priced based on information provided by independent pricing service providers while much of the remainder, along with most derivative contracts (including total return swaps, U.S. treasury bond forward contracts and certain warrants) are based primarily on non-binding third party broker-dealer quotes that are prepared using Level 2 inputs. Where third party broker-dealer quotes are used, typically one quote is obtained from a broker-dealer with particular expertise in the instrument being priced. Preferred stocks are priced using a combination of independent pricing service providers and internal valuation models that rely on directly or indirectly observable inputs.
The fair values of investments in certain limited partnerships classified as common stocks on the consolidated balance sheet are based on the net asset values received from the general partner, adjusted for liquidity as required and are classified as Level 2 when they may be liquidated or redeemed within three months or less of providing notice to the general partner. All other such investments in limited partnerships are classified as Level 3.
Level 3 - Inputs include unobservable inputs that require management to use its own assumptions regarding unobservable inputs as there is little, if any, market activity in these instruments or related observable inputs that can be corroborated at the measurement date. CPI-linked derivatives are classified as Level 3 and valued using broker-dealer quotes which management has determined utilize market observable inputs except for the inflation volatility input which is not market observable.
Transfers between fair value hierarchy levels are considered effective from the beginning of the annual reporting period in which the transfer is identified.
Valuation techniques used by the company's independent pricing service providers and third party broker-dealers include use of prices from similar instruments where observable market prices exist, discounted cash flow analysis, option pricing models, and other valuation techniques commonly used by market participants. The company assesses the reasonableness of pricing received from these third party sources by comparing the fair values received to recent transaction prices for similar assets where available, to industry accepted discounted cash flow models (that incorporate estimates of the amount and timing of future cash flows and market observable inputs such as credit spreads and discount rates) and to option pricing models (that incorporate market observable inputs including the quoted price, volatility and dividend yield of the underlying security and the risk free rate).
Fair values of CPI-linked derivative contracts received from third party broker-dealers are assessed by comparing the fair values to recent market transactions where available and values determined using third party pricing software based on the Black-Scholes option pricing model for European-style options that incorporate market observable and unobservable inputs such as the current value of the relevant CPI underlying the derivative, the inflation swap rate, nominal swap rate and inflation volatility. The fair values of CPI-linked derivative contracts are sensitive to assumptions such as market expectations of future rates of inflation and related inflation volatilities.
The company employs specialist personnel for the valuation of its investment portfolio. Detailed valuations are prepared for those financial instruments that are priced internally, while external pricing received from independent pricing service providers and third party broker-dealers are evaluated by the company for reasonableness. The company's Chief Financial Officer oversees the valuation function and regularly reviews valuation processes and results, including at each quarterly reporting period. Significant valuation matters, particularly those requiring extensive judgment, are communicated to the company's Audit Committee.

Foreign currency translation
Foreign currency translation
Functional and presentation currency - The consolidated financial statements are presented in U.S. dollars which is the holding company's functional currency and the presentation currency of the consolidated group.
Foreign currency transactions - Foreign currency transactions are translated into the functional currencies of the holding company and its subsidiaries using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of earnings. Non-monetary items carried at cost are translated using the exchange rate at the date of the transaction. Non-monetary items carried at fair value are translated using the exchange rate at the date the fair value is determined.
Translation of foreign subsidiaries - The functional currency of some of the company's subsidiaries (principally in Canada, the United Kingdom, India and other parts of Asia) differ from the consolidated group's U.S. dollar presentation currency. Assets and liabilities of these foreign subsidiaries (including goodwill and fair value adjustments arising on their acquisition, where applicable) are translated on consolidation using exchange rates at the balance sheet date. Income and expenses are translated at average exchange rates for the period. The net unrealized gain or loss resulting from this translation is recognized in accumulated other comprehensive income, and recycled to the consolidated statement of earnings upon loss of control of a foreign subsidiary.

Hedging
Hedging
At the inception of a hedge transaction the company documents the economic relationship between the hedged item and hedging instrument, and its risk management objective and strategy for undertaking the hedge.
Net investment hedge - The company has designated the principal amount of its Canadian dollar denominated borrowings as a hedge of its net investment in its Canadian subsidiaries with a Canadian dollar functional currency, and has designated the principal amount of its euro denominated borrowings as a hedge of its net investment in its European operations with a euro functional currency. Unrealized gains or losses relating to the effective portions of the hedges are initially recognized in other comprehensive income, and recycled from accumulated other comprehensive income to the consolidated statement of earnings upon disposal of an investment in a hedged foreign subsidiary or associate. Gains and losses relating to any ineffective portion of the hedges are recorded in net gains (losses) on investments in the consolidated statement of earnings.

Comprehensive income (loss)
Comprehensive income (loss)
Comprehensive income (loss) consists of net earnings (loss) and other comprehensive income (loss) and includes all changes in total equity during a reporting period, except for those resulting from investments by owners or distributions to owners. Unrealized foreign currency translation amounts arising from the translation of foreign subsidiaries and associates and the effective portion of changes in the fair value of hedging instruments on hedges of net investments in foreign subsidiaries and associates are recognized in other comprehensive income (loss) and included in accumulated other comprehensive income (loss) until recycled to the consolidated statement of earnings on disposal of an investment in a foreign subsidiary or associate. Actuarial gains and losses and changes in asset limitation amounts on defined benefit pension and post retirement plans are recorded in other comprehensive income (loss) and included in accumulated other comprehensive income (loss) without recycling to the consolidated statement of earnings. Upon settlement of the defined benefit plan or disposal of the related subsidiary or associate, those amounts are reclassified directly to retained earnings. Accumulated other comprehensive income (loss), net of income taxes, is included on the consolidated balance sheet as a component of common shareholders' equity.

Insurance contracts
Insurance contracts
Insurance contracts are those contracts that have significant insurance risk at the inception of the contract. Insurance risk arises when the company agrees to compensate a policyholder if a specified uncertain future event adversely affects the policyholder, with the possibility of paying (including variability in timing of payments) significantly more in a scenario where the insured event occurs than when it does not occur. Contracts not meeting the definition of an insurance contract under IFRS are classified as investment contracts, derivative contracts or service contracts, as appropriate.
Revenue recognition - Premiums written are deferred as unearned premiums and recognized as premiums earned, net of premiums ceded, over the coverage terms of the underlying policies in accordance with the level of protection provided. Certain reinsurance premiums are estimated at the individual contract level, based on historical patterns and experience from the ceding companies for contracts where reports from ceding companies for the period are not contractually due until after the balance sheet date. The cost of reinsurance purchased by the company (premiums ceded) is included in recoverable from reinsurers and is amortized over the contract period in proportion to the amount of insurance protection provided. Unearned premium represents the portion of premiums written relating to periods of insurance and reinsurance coverage subsequent to the balance sheet date. Impairment losses on insurance premiums receivable are included in operating expenses in the consolidated statement of earnings.
Deferred premium acquisition costs - Certain costs of acquiring insurance contracts, consisting of broker commissions and premium taxes, are deferred and charged to earnings as the related premiums are earned. Deferred premium acquisition costs are limited to their estimated realizable value based on the related unearned premium, which considers anticipated losses and loss adjustment expenses and estimated remaining costs of servicing the business based on historical experience. The ultimate recoverability of deferred premium acquisition costs is determined without regard to investment income. Broker commissions are included in commissions, net, in the consolidated statement of earnings. Premium taxes and impairment losses on deferred premium acquisition costs are included in operating expenses in the consolidated statement of earnings.
Provision for losses and loss adjustment expenses - The company is required by applicable insurance laws, regulations and Canadian accepted actuarial practice to establish reserves for payment of losses and loss adjustment expenses that arise from the company's general insurance and reinsurance products and its run-off operations. These reserves are based on assumptions that represent the best estimates of possible outcomes aimed at evaluating the expected ultimate cost to settle unpaid claims that occurred on or before the balance sheet date. The company establishes its reserves by product line, type and extent of coverage and year of occurrence. Loss reserves fall into two categories: reserves for reported losses (case reserves) and reserves for incurred but not reported (“IBNR”) losses. Those reserves include amounts for loss adjustment expenses, such as the estimated legal and other expenses expected to be incurred to finalize the settlement of the losses. Losses and loss adjustment expenses are charged to losses on claims, gross, in the consolidated statement of earnings.
The company's reserves for reported losses and loss adjustment expenses are based on estimates of future payments to settle reported general insurance and reinsurance claims and claims from its run-off operations. Case reserve estimates are based on the facts available at the time the reserves are established and for reinsurance, based on reports and individual case reserve estimates received from ceding companies. The company establishes these reserves on an undiscounted basis to recognize the estimated costs of bringing pending claims to final settlement, taking into account inflation, as well as other factors that can influence the amount of reserves required, some of which are subjective and some of which are dependent on future events. In determining the level of reserves, the company considers historical trends and patterns of loss payments, pending levels of unpaid claims and types of coverage. In addition, court decisions, economic conditions and public attitudes may affect the ultimate cost of settlement and, as a result, the company's estimation of reserves. Between the reporting and final settlement of a claim, circumstances may change, which would result in changes to established reserves. Items such as changes in law and interpretations of relevant case law, results of litigation, changes in medical costs, as well as costs of vehicle and building repair materials and labour rates can substantially impact ultimate settlement costs. Accordingly, the company regularly reviews and re-evaluates case reserves. Any resulting adjustments are included in the current period consolidated statement of earnings in losses on claims, gross, and in losses on claims, ceded to reinsurers, as applicable. Amounts ultimately paid for losses and loss adjustment expenses can vary significantly from the level of reserves originally set or currently recorded.
The company also establishes reserves for IBNR claims on an undiscounted basis to recognize the estimated final settlement cost for loss events which have already occurred but which have not yet been reported. Historical information and statistical models, based on product line, type and extent of coverage, as well as reported claims trends, severities and frequencies, exposure growth and other factors are relied upon to estimate IBNR reserves. These estimates are revised as additional information becomes available and as claims are actually reported and paid.
Estimation techniques - Provisions for losses and loss adjustment expenses and provisions for unearned premiums are determined based upon previous claims experience, knowledge of events, the terms and conditions of the relevant policies and on interpretation of circumstances. Particularly relevant is experience with similar cases and historical claims payment trends. The approach also includes consideration of the development of loss payment trends, the potential longer term significance of large events, the levels of unpaid claims, legislative changes, judicial decisions and economic and political conditions.
Where possible the company applies several commonly accepted actuarial projection methodologies in estimating required provisions to give greater insight into the trends inherent in the data being projected. These include methods based upon the following: the development of previously settled claims, where payments to date are extrapolated for each prior year; estimates based upon a projection of number of claims and average cost; notified claims development, where notified claims to date for each year are extrapolated based upon observed development of earlier years; and, expected loss ratios. In addition, the company uses other techniques such as aggregate benchmarking methods for specialist classes of business. In selecting its best estimate, the company considers the appropriateness of the methods to the individual circumstances of the line of business and accident or underwriting year.
Large claims affecting each relevant line of business are generally assessed separately, being measured either at the face value of the loss adjuster's estimate or projected separately in order to allow for the future development of large claims.
Provisions for losses and loss adjustment expenses are calculated gross of any reinsurance recoveries. A separate estimate is made of the amounts that will be recoverable from reinsurers based upon the gross provisions and with due regard to collectability.
The provisions for losses and loss adjustment expenses are subject to review at the subsidiary level by subsidiary actuaries and at the corporate level by the company's Chief Actuary. In addition, for major classes of business where the risks and uncertainties inherent in the provisions are greatest, ad hoc detailed reviews are undertaken by internal and external actuaries who are able to draw upon their specialist expertise and a broader knowledge of current industry trends in claims development. The results of these reviews are considered when establishing the appropriate levels of provisions for losses and loss adjustment expenses and unexpired risks.

Reinsurance
Reinsurance
Reinsurance does not relieve the originating insurer of its liability and is reflected on the consolidated balance sheet on a gross basis to indicate the extent of credit risk related to reinsurance and the obligations of the insurer to its policyholders. Reinsurance assets include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and ceded unearned premiums. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance is recorded gross on the consolidated balance sheet unless a legal right to offset against a liability owing to the same reinsurer exists.
Ceded premiums and losses are recorded in the consolidated statement of earnings in premiums ceded to reinsurers and losses on claims, ceded to reinsurers respectively and in recoverable from reinsurers on the consolidated balance sheet. Commission income earned on premiums ceded to reinsurers is included in commissions, net in the consolidated statement of earnings. Unearned premiums are reported on the consolidated balance sheet before reduction for premiums ceded to reinsurers. Reinsurers' portion of unearned premiums is included in recoverable from reinsurers on the consolidated balance sheet together with estimates of reinsurers' share of provision for claims determined on a basis consistent with the related claims liabilities.
Impairment - Reinsurance assets are assessed regularly for any events that may trigger impairment, including legal disputes with third parties, changes in capital or other financial metrics that may affect the credit worthiness of a counterparty, and historic experience regarding collectability from specific reinsurers. If there is objective evidence that a reinsurance asset is impaired, the carrying amount of the asset is reduced to its recoverable amount by recording a provision for uncollectible reinsurance in operating expenses in the consolidated statement of earnings.
Risk transfer - Reinsurance contracts are assessed to ensure that insurance risk is transferred by the ceding or assuming company to or from the reinsurer. Contracts that do not transfer insurance risk are accounted for using the deposit method whereby a deposit asset or liability is recognized based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the ceding company.
Premiums - Premiums payable for reinsurance ceded are recognized on the consolidated balance sheet in the period in which the reinsurance contract is entered into and include estimates for contracts in force which have not yet been finalized. Premiums ceded are recognized in the consolidated statement of earnings over the period of the reinsurance contract.

Income taxes
Income taxes
The provision for income taxes for the period comprises current and deferred income tax. Income taxes are recognized in the consolidated statement of earnings, except when related to items recognized in other comprehensive income or in equity. In those cases, the income taxes are also recognized in other comprehensive income or in equity, respectively, except for dividends where the income taxes are recognized in earnings, other comprehensive income or equity according to where the transactions that generated the distributable profits were recognized.
Current income tax is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the company's subsidiaries and associates operate and generate taxable income.
Deferred income tax is calculated under the liability method whereby deferred income tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of assets and liabilities and their respective income tax bases at current substantively enacted tax rates. With the exception of initial recognition of deferred income tax arising from business combinations, changes in deferred income tax associated with components of other comprehensive income are recognized in other comprehensive income while all other changes in deferred income tax are included in the provision for income taxes in the consolidated statement of earnings.
Deferred income tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized. Carry forwards of unused losses or unused tax credits are tax effected and recognized as deferred tax assets when it is probable that future taxable profits will be available against which these losses or tax credits can be utilized.
Deferred income tax is not recognized on unremitted earnings of subsidiaries where the company has determined it is not probable those earnings will be repatriated in the foreseeable future.
Current and deferred income tax assets and liabilities are offset when the income taxes are levied by the same taxation authority and there is a legally enforceable right of offset.
On December 22, 2017 the United States enacted the Tax Cuts and Jobs Act ("U.S. tax reform") that, among other changes, introduced a new minimum base erosion and anti-abuse tax (“BEAT”) on certain payments to foreign affiliates and a U.S. tax on foreign earnings for certain global intangible low-taxed income ("GILTI"), applicable to U.S. corporate income tax for tax years beginning after December 31, 2017. The company recognizes charges related to BEAT and GILTI, if any, in the periods in which they are incurred, and does not include their impacts in measuring its net deferred income tax asset.

Assets held for sale and liabilities associated with assets held for sale
Assets held for sale and liabilities associated with assets held for sale
Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered through sale rather than through continuing use. A disposal group consists of assets to be transferred as a group, liabilities directly related to those assets and any goodwill acquired in a business combination allocated to the disposal group if the disposal group is a cash-generating unit. Classification as held for sale requires that management be committed to the sale, the sale is highly probable, the asset or disposal group is available for immediate sale in its present condition, and the sale is expected to be completed within one year from the date of classification.
Non-current assets and disposal groups classified as held for sale are measured at the lower of carrying value and fair value less costs to sell.
When a sale is expected to result in loss of control of a subsidiary, all of the subsidiary's assets and liabilities are classified as held for sale even if the company will retain an interest in its former subsidiary after the sale.
When a sale involves an investment in associate or a portion thereof, the portion to be sold is classified as held for sale. The equity method of accounting is no longer applied to the portion to be sold, and continues to be applied to the retained portion if there is significant influence.

Investment property
Investment property
Investment property consists of real estate held by the company for capital appreciation, rental income, or both, and is initially recorded at cost, including transaction costs, and subsequently measured at fair value. On the consolidated balance sheet investment property is included in portfolio investments by the insurance and reinsurance companies and in other assets by the non-insurance companies. In the consolidated statement of earnings, insurance and reinsurance companies record investment property rental income and direct expenses in interest and dividends, and changes in fair value in net gains (losses) on investments, while non-insurance companies record investment property rental income and changes in fair value in other revenue, and direct expenses in other expenses.

Other assets
Other assets
Other assets primarily consist of premises and equipment, right-of-use assets associated with leases, inventories, sales receivables and finance lease receivables of the non-insurance companies, prepaid expenses, accrued interest and dividends, income taxes refundable, receivables for securities sold, pension assets, deferred compensation assets and other miscellaneous receivables. Receivables are initially recognized at fair value less a provision for expected lifetime credit losses, and subsequently measured at amortized cost.
Premises and equipment – Premises and equipment is recorded at historical cost less accumulated amortization and any accumulated impairment losses. The company reviews premises and equipment for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. The cost of premises and equipment is depreciated on a straight-line basis over the asset's estimated useful life. In the consolidated statement of earnings depreciation expense is charged to operating expenses by the insurance and reinsurance companies, and to other expenses by the non-insurance companies.

Other revenue and expenses
Other revenue
Other revenue is primarily comprised of revenue earned by the non-insurance companies. Revenue from restaurant and retail sales is recognized when the company provides goods to the customer and receives payment. Revenue from the sale of other goods is typically recognized when shipped to the customer, with payment received in advance of shipment. Revenue from providing travel, hospitality and other non-insurance services is recognized over time based on measured progress towards complete satisfaction of the related performance obligations. Payment is usually received at the time of initial booking for travel and hospitality services, and received in installments for other services. Unconditional payments due from customers for satisfied performance obligations are recorded as sales receivables within other assets on the consolidated balance sheet. Customer prepayments are recorded as deferred revenue within accounts payable and accrued liabilities on the consolidated balance sheet and are not recognized as revenue until the shipment of goods or provision of services occurs. Certain contracts include multiple deliverables which are accounted for as separate performance obligations, with the transaction price allocated to the performance obligations based on their individual selling prices.
Other expenses
Other expenses is primarily comprised of the cost of inventories sold or services provided and the operating expenses of the non-insurance companies.

Accounts payable and accrued liabilities
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities primarily consist of leases liabilities, trade payables of the non-insurance companies, accrued amounts for salaries and employee benefits, deferred revenue of the non-insurance companies, pension and post retirement liabilities, amounts withheld and accrued taxes, income taxes payable, accrued interest expense, legal fees, and other administrative costs. Accounts payable and accrued liabilities are initially recognized at fair value and subsequently measured at amortized cost.

Borrowings
Borrowings
Borrowings are initially recognized at fair value, net of incremental and directly attributable transaction costs, and subsequently measured at amortized cost. Interest expense on borrowings is recognized in the consolidated statement of earnings using the effective interest rate method. Borrowings are derecognized when extinguished, with any gain or loss on extinguishment recognized in other expenses in the consolidated statement of earnings.

Equity
Equity
Common stock issued by the company is classified as equity when there is no contractual obligation to transfer cash or other financial assets to the holder of the shares. Incremental costs directly attributable to the issue or repurchase of equity instruments are recognized in equity, net of tax.
Treasury shares are equity instruments repurchased by the company which have not been canceled and are deducted from equity on the consolidated balance sheet, irrespective of the objective of the purchase. The company acquires its own subordinate voting shares on the open market for its share-based payment awards. No gain or loss is recognized in the consolidated statement of earnings on the purchase, sale, issue or cancellation of treasury shares. Consideration paid or received is recognized directly in equity.
Dividends and other distributions to holders of the company's equity instruments are recognized directly in equity.

Share-based payments
Share-based payments
The company has restricted share plans or equivalent for management of the holding company and its subsidiaries with vesting periods of up to fifteen years from the date of grant. The fair value of restricted share awards on the grant date is amortized to compensation expense over the vesting period, with a corresponding increase in the share-based payments equity reserve. At each balance sheet date, the company reviews its estimates of the number of restricted share awards expected to vest.

Net earnings per share attributable to shareholders of Fairfax
Net earnings per share attributable to shareholders of Fairfax
Net earnings (loss) per share - Basic net earnings (loss) per share is calculated by dividing the net earnings (loss) attributable to shareholders of Fairfax, after the deduction of preferred share dividends declared and the excess over stated value of preferred shares purchased for cancellation, by the weighted average number of subordinate and multiple voting shares issued and outstanding during the period, excluding subordinate voting shares purchased by the company and held as treasury shares.
Net earnings (loss) per diluted share - Diluted net earnings (loss) per share is calculated in the same manner as basic net earnings (loss) per share except that the weighted average number of subordinate and multiple voting shares outstanding during the period is adjusted for the dilutive effect, if any, of share-based payments.

Pensions and post retirement benefits
Pensions and post retirement benefits
The company's subsidiaries have a number of arrangements in Canada, the United States, the United Kingdom and certain other jurisdictions that provide pension and post retirement benefits to retired and current employees. The holding company has no such arrangements or plans. Pension arrangements of the subsidiaries include defined benefit statutory pension plans and supplemental arrangements that provide pension benefits in excess of statutory limits. These plans are a combination of defined benefit plans and defined contribution plans. The assets of these plans are held separately from the company's general assets in separate pension funds and invested principally in high quality fixed income securities and cash and short term investments. Certain of the company's post retirement benefit plans covering medical care and life insurance are internally funded.
Defined contribution plan - A defined contribution plan is a pension plan under which the company pays fixed contributions. These contributions are charged to operating expenses by the insurance and reinsurance companies and to other expenses by the non-insurance companies in the period in which the employment services qualifying for the benefit are provided. The company has no further payment obligations once the contributions have been paid.
Defined benefit plan - A defined benefit plan is a plan that defines an amount of pension or other post retirement benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and salary. Actuarial valuations of benefit liabilities for the majority of pension and post retirement benefit plans are performed each year using the projected benefit method prorated on service, based on management's assumptions.
Defined benefit obligations, net of the fair value of plan assets, and adjusted for pension asset limitations, if any, are accrued on the consolidated balance sheet in accounts payable and accrued liabilities (note 14). Plans in a net asset position, subject to any minimum funding requirements, are recognized in other assets (note 13).
Defined benefit expense recognized in the consolidated statement of earnings includes the net interest on the net defined benefit liability (asset) calculated using a discount rate based on market yields on high quality bonds, past service costs arising from plan amendments or curtailments and gains or losses on plan settlements.
Remeasurements, consisting of actuarial gains and losses on plan liabilities, the actual return on plan assets (excluding the net interest component) and any change in asset limitation amounts, are recognized in other comprehensive income and subsequently included in accumulated other comprehensive income. Remeasurements are not recycled to the consolidated statement of earnings and are reclassified to retained earnings upon settlement of the plan or disposal of the related subsidiary.

Operating leases
Leases
Lessees - The company, primarily through its non-insurance companies, is a lessee under various leases related principally to premises, automobiles and equipment.
A right-of-use asset and a lease liability are recognized at the commencement date of a lease. Right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made before the commencement date, and any initial direct costs incurred. Lease liabilities are initially measured at the present value of lease payments, discounted using the interest rate implicit in the lease, or if that rate cannot be readily determined, the company’s incremental borrowing rate. The company typically uses its incremental borrowing rate. Right-of-use assets are included in other assets and lease liabilities are included in accounts payable and accrued liabilities on the consolidated balance sheet.
Subsequent to initial recognition, right-of-use assets are depreciated using the straight-line method over the shorter of the lease term and the right-of-use asset's useful life, with depreciation expense recorded as operating expenses or other expenses in the consolidated statement of earnings, and lease liabilities are measured at amortized cost using the effective interest method, with accretion of lease liabilities recorded as interest expense in the consolidated statement of earnings. Each lease payment is allocated between principal and interest expense to produce a constant periodic rate of interest on the remaining balance of the lease liability. The interest and principal portions of cash payments on lease liabilities are reported as operating activities and financing activities respectively in the consolidated statement of cash flows.
Right-of-use assets and lease liabilities are not recognized for short-term leases that have a lease term of twelve months or less, or for low value leases, which principally relate to office equipment, furniture and fixtures. Payments for short-term and low value leases are recorded on a straight-line basis over the lease term in the consolidated statement of earnings and reported as operating activities in the consolidated statement of cash flows.
Lessors - The company, primarily through its non-insurance companies, holds certain head leases where it acts as an intermediate lessor in a sub-lease. Interests in head leases and sub-leases are accounted for separately.
Classification of a sub-lease is determined with reference to the right-of-use asset arising from the head lease, and not with reference to the underlying leased asset. If substantially all of the risk and rewards of ownership of the right-of-use asset are transferred, then the sub-lease is classified as a finance lease, where the right-of-use asset is derecognized, a finance lease receivable is recorded, representing the present value of future lease payments to be received, and any difference is recorded in the consolidated statement of earnings. Finance lease receivables are included in other assets on the consolidated balance sheet. Interest revenue earned on finance lease receivables is included in other revenue in the consolidated statement of earnings.
Sub-leases classified as operating leases do not result in any change to the amounts initially recognized on the head lease. Payments received from operating leases are recorded on a straight-line basis over the lease term as other revenue in the consolidated statement of earnings.
Operating leases (policy applicable prior to January 1, 2019)
The company and its subsidiaries are lessees under various operating leases related primarily to premises, automobiles and equipment. Payments made under an operating lease, net of any incentives received from the lessor, are recorded as an expense on a straight-line basis over the lease term in operating expenses or other expenses in the consolidated statement of earnings.

New accounting pronouncements
New accounting pronouncements adopted in 2019
The company adopted the following new standards and amendments, effective January 1, 2019, in accordance with their applicable transition provisions.

IFRS 16 Leases ("IFRS 16")
IFRS 16 removes the distinction between finance and operating leases and recognizes substantially all leases on the balance sheet. On the transition date of January 1, 2019, the company recognized the following in its consolidated financial statements:

•
Lease liabilities of $1,498.0 in accounts payable and accrued liabilities on the consolidated balance sheet, inclusive of finance lease amounts under IAS 17 Leases ("IAS 17") that were carried forward;

•
Right-of-use assets of $1,051.4 in other assets on the consolidated balance sheet, inclusive of reclassification adjustments for prepaid and accrued lease payments, deferred tenant inducements and leased premises and equipment previously recognized separately on the consolidated balance sheet at December 31, 2018;

•	Finance lease receivables of $369.0 in other assets on the consolidated balance sheet; and

•	Net decreases to retained earnings of $4.3 and non-controlling interests of $1.9 in other net changes in capitalization in the consolidated statement of changes in equity.
As permitted by IFRS 16, comparative information for periods prior to the transition date have not been restated and continue to be reported in accordance with IAS 17 and IFRIC 4 Determining Whether an Arrangement Contains a Lease ("IFRIC 4").
On initial application of IFRS 16 the company applied the following permitted practical expedients: carried forward the assessment of which contracts contain leases as previously assessed under IAS 17 and IFRIC 4; accounted for operating leases under IAS 17 with a remaining lease term of less than 12 months as short-term leases; measured right-of-use assets at an amount equal to the related lease liabilities; excluded initial direct costs in the measurement of right-of-use assets; and used hindsight in determining the lease term where a contract contains options to extend or terminate the lease.
Lease liabilities for leases previously classified as operating leases under IAS 17 and with remaining terms of greater than 12 months at the transition date were measured at the present value of the lease payments over the remaining lease term, discounted at the company’s incremental borrowing rate. Right-of-use assets for those leases were measured as the amount of the lease liabilities, adjusted by any prepaid or accrued lease payments and deferred tenant inducements reclassified from the consolidated balance sheet at December 31, 2018. Asset and liability balances for leases classified as finance leases under IAS 17 were carried forward under IFRS 16 and reclassified as right-of-use assets and lease liabilities, respectively.
Sub-leases previously classified as operating leases under IAS 17 were reassessed at the transition date. Those sub-leases classified as finance leases under IFRS 16 were accounted for as new finance leases entered into on the transition date.
Presented in the table below are details of the lease commitments and obligations included in the company’s consolidated financial statements for the year ended December 31, 2018, compared to the lease liabilities, right-of-use assets and finance lease receivables recognized on initial application of IFRS 16 at January 1, 2019:

	Insurance and reinsurance companies	Non-insurance companies	Total

Operating lease commitments at December 31, 2018	540.2	1,103.5	1,643.7
Adjustments for:
Short-term and low value leases	(2.0)	(20.7)	(22.7)
Extension and termination options	32.3	106.5	138.8
Lease commitments to be recognized under IFRS 16	570.5	1,189.3	1,759.8
Incremental borrowing rate (weighted average)	4.2%	5.1%	4.8%

Present value of lease commitments recognized under IFRS 16	454.4	992.4	1,446.8
Finance lease obligations at December 31, 2018 and other	1.1	50.1	51.2
Lease liabilities at January 1, 2019	455.5	1,042.5	1,498.0

Right-of-use assets at January 1, 2019	418.9	632.5	1,051.4

Finance lease receivables at January 1, 2019	5.6	363.4	369.0

The company's lease liabilities, right-of-use assets and finance lease receivables at January 1, 2019 related predominantly to premises.

Plan Amendment, Curtailment or Settlement (Amendments to IAS 19)
The amendments to IAS 19 Employee Benefits clarify the calculation of current service cost and net interest for the remainder of an annual period when a plan amendment, curtailment or settlement occurs, and are effective for such changes to the company's defined benefit pension and post retirement plans occurring on or after January 1, 2019. Adoption of these amendments on January 1, 2019 did not have a significant impact on the company's consolidated financial statements.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatments ("IFRIC 23")
IFRIC 23 clarifies how IAS 12 Income Taxes should be applied when there is uncertainty over income tax treatments. Adoption of IFRIC 23 on January 1, 2019 did not have a significant impact on the company's consolidated financial statements.

IFRS Annual Improvements 2015-2017
The Annual Improvements amended IAS 12 Income Taxes to clarify that the income tax consequences, if any, of dividend distributions are recognized at the same time as the liability to pay those dividends, and that the income tax consequences are recorded in earnings, other comprehensive income, or in equity, according to where the past transactions or events that generated those distributable profits were recorded. Adoption of this amendment on January 1, 2019 did not have a significant impact on the company's consolidated financial statements.

New accounting pronouncements issued but not yet effective
The following new standards and amendments have been issued by the IASB and were not yet effective for the fiscal year beginning January 1, 2019. The company does not expect to adopt any of them in advance of their respective effective dates.

IFRS 17 Insurance Contracts ("IFRS 17")
On May 18, 2017 the IASB issued IFRS 17, a comprehensive standard that provides guidance on the recognition, measurement, presentation and disclosure of insurance contracts. IFRS 17 requires entities to measure insurance contract liabilities at their current estimates of fulfillment cash flows using one of three approaches and to discount loss reserves. The standard is effective for the company on January 1, 2021 and must be applied retrospectively with restatement of comparatives unless impracticable. On June 26, 2019 the IASB published an exposure draft proposing targeted amendments to IFRS 17, including a tentative deferral of the effective date to January 1, 2022. The company will continue to monitor the IASB’s developments and assess the effect of any changes to IFRS 17 on the company's implementation plan.

Conceptual Framework for Financial Reporting ("Conceptual Framework")
On March 29, 2018 the IASB issued a revised Conceptual Framework that includes revised definitions of an asset and a liability as well as new guidance on measurement, derecognition, presentation and disclosure. The revised Conceptual Framework does not constitute an accounting pronouncement and will not result in any immediate change to IFRS, but the IASB and IFRS Interpretations Committee will use it in setting future standards. The revised Conceptual Framework is effective for the company beginning on January 1, 2020 and will apply when developing an accounting policy for an issue not addressed by IFRS.

Definition of a Business (Amendments to IFRS 3)
On October 22, 2018 the IASB issued amendments to IFRS 3 Business Combinations to narrow the definition of a business and clarify the distinction between a business combination and an asset acquisition. The amendments are applied prospectively to all business combinations and asset acquisitions on or after January 1, 2020 and are not expected to have a significant impact on the company's consolidated financial statements.

Definition of Material (Amendments to IAS 1 and IAS 8)
On October 31, 2018 the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to clarify the definition of "material". The amendments are applied prospectively on or after January 1, 2020 and are not expected to have a significant impact on the company's consolidated financial statements.
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
On January 23, 2020 the IASB issued amendments to IAS 1 Presentation of Financial Statements to clarify the criteria for classifying a liability as non-current. The amendments are applied retrospectively on or after January 1, 2022 and are not expected to have a significant impact on the company's consolidated financial statements.

Comparatives
Certain prior year comparatives have been reclassified to conform with the current year’s presentation.
Insurance contract payables is a new line on the consolidated balance sheet, comprised of certain insurance related amounts previously included in accounts payable and accrued liabilities. Income taxes payable and funds withheld payable to reinsurers were previously presented as separate lines on the consolidated balance sheet and are now included within accounts payable and accrued liabilities and insurance contract payables respectively. The company believes these reclassifications provide a better distinction between payables related to insurance and reinsurance contracts and those related to other aspects of the company's operations including investments, non-insurance companies, leases, and administration.

December 31, 2018
Insurance contract payables
Amounts previously included in accounts payable and accrued liabilities:
Payable to reinsurers	576.4
Ceded deferred premium acquisition costs	254.8
Amounts payable to agents and brokers	93.8
Accrued commissions	87.3
Accrued premium taxes	74.6
Other insurance contract payables	241.9
1,328.8
Funds withheld and other payables to reinsurers (previously presented separately on the consolidated balance sheet)	674.3
Insurance contract payables as presented on the consolidated balance sheet	2,003.1

Accounts payable and accrued liabilities
Accounts payable and accrued liabilities as previously presented on the consolidated balance sheet	4,268.7
Amounts reclassified to insurance contract payables	(1,328.8)
Income taxes payable (previously presented separately on the consolidated balance sheet)	80.1
Accounts payable and accrued liabilities as presented on the consolidated balance sheet	3,020.0